Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2020
Lease Obligations [Abstract]
Schedule Of Lease Payments Excluding Management Fees And Other Operational Expenses

2020	$59
2021	119
2022	122
2023	126
2024	130
2025	22
Total lease payments	578
Less: imputed interest	(53)
Total remaining lease liability	$525